Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 139,000
Previously Paid Amount	0.00
Total Fee Amount	19.20
Total Offset Amount	0.00
Net Fee	19.20
Narrative - Max Aggregate Offering Price	$ 139,000
Final Prospectus	true